Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue

Year ended December 31,	2020	2019
Revenue by source
Operations support services	$493,407	$586,757
Construction services	6,967	132,310
	$500,374	$719,067

By commercial terms
Time-and-materials	$263,854	$343,156
Unit-price	225,667	375,911
Lump-sum	10,853	—
	$500,374	$719,067

Revenue recognition method
As-invoiced	$341,999	$467,013
Cost-to-cost percent complete	158,375	252,054
	$500,374	$719,067

Contract balances

	December 31, 2020	December 31, 2019
Contract assets	$7,034	$19,193
Contract liabilities	1,512	23
The following table provides information about significant changes in the contract assets:

Year ended December 31,	2020	2019
Balance, beginning of year	$19,193	$10,673
Transferred to receivables from contract assets recognized at the beginning of the period	(16,516)	(10,276)
Decreases due to derecognition of unpriced contract modifications	(2,677)	—
Increases as a result of changes to the estimate of the stage of completion, excluding amounts transferred in the period	6,909	14,892
Increases as a result of work completed, but not yet an unconditional right to consideration	125	5,736
Decreases due to effect of change in presentation of NL Partnership	—	(1,832)
Balance, end of year	$7,034	$19,193
The following table provides information about significant changes in the contract liabilities:

Year ended December 31,	2020	2019
Balance, beginning of year	$23	$4,032
Revenue recognized that was included in the contract liability balance at the beginning of the period	(23)	(4,031)
Increases due to cash received, excluding amounts recognized as revenue during the period	1,512	174
Decreases due to effect of change in presentation of NL Partnership	—	(152)
Balance, end of year	$1,512	$23
The following table provides information about revenue recognized from performance obligations that were satisfied (or partially satisfied) in previous periods:

Year ended December 31,	2020	2019
Revenue recognized	$1,403	$1,857

Schedule remaining performance obligations

For the year ended December 31,
2021	$87,289
2022	11,717
2023	11,717
2024	9,270
2025	6,823
$126,816

Summary of contract costs
The following table summarizes contract costs included within other assets on the Consolidated Balance Sheets.

	December 31, 2020	December 31, 2019
Fulfillment costs	$1,432	$1,016
Reimbursable bid costs	537	—
	$1,969	$1,016